Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 173,451	$ 172,430	$ 174,730
Fair value of the associated liabilities	132,631	132,206	139,025
Net position	$ 40,820	$ 40,224	$ 35,705